Interest-bearing Deposits - Scheduled maturities of time deposits (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
2017	$ 47,319,320
2018	14,869,536
2019	7,572,666
2020	5,387,756
2021	5,037,258
Time deposits	$ 80,186,536	$ 79,054,524